Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 30, 2020
Personnel Employed Per Sector [Line Items]
Average Number Of Payroll Employees Employed	24,727	22,192	18,204
Total employees (in FTEs)	28,073	24,900	23,247
Berliner Glas
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)				1,600
Customer Support
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	6,429	5,953	5,674
Manufacturing & Logistics
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	7,680	5,933	5,779
Strategic Supply Management Sector
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	346	326	267
General And Administrative Sector
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,061	1,898	1,701
Sales Sector
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	744	624	559
Research And Development Sector
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	10,813	10,166	9,267
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,459	1,681	3,203
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	26,614	23,219	20,044
Netherlands
Personnel Employed Per Sector [Line Items]
Average Number Of Payroll Employees Employed	12,812	11,376	8,597
Netherlands | Berliner Glas
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)				0